CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 68	$ 111
Cash equivalents	606	428
Total cash and cash equivalents	$ 674	$ 539	$ 445	$ 469